Other Comprehensive Income and Accumulated Other Comprehensive Income (details) - Reclassifications - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting net realized investment gains on the income statement	[1]	$ (5)	$ 9
Reclassification adjustment impacting claims and claim adjustment expenses on the income statement		4,094	3,712
Reclassification adjustment impacting general and administrative expense on the income statement		996	995
Total reclassifications		(760)	(917)
Income tax (expense) benefit		(143)	(226)
Amounts reclassified from accumulated other comprehensive income, net of taxes		(617)	(691)
Accumulated Other Comprehensive Income (Loss) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Total reclassifications		7	16
Income tax (expense) benefit		2	5
Amounts reclassified from accumulated other comprehensive income, net of taxes		5	11
Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting net realized investment gains on the income statement		(10)	(11)
Income tax (expense) benefit		(3)	(4)
Amounts reclassified from accumulated other comprehensive income, net of taxes		(7)	(7)
Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting net realized investment gains on the income statement			11
Income tax (expense) benefit			4
Amounts reclassified from accumulated other comprehensive income, net of taxes			7
Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting claims and claim adjustment expenses on the income statement		7	6
Reclassification adjustment impacting general and administrative expense on the income statement		10	10
Total reclassifications		17	16
Income tax (expense) benefit		5	5
Amounts reclassified from accumulated other comprehensive income, net of taxes		$ 12	$ 11

[1]	Total other-than-temporary impairment (OTTI) losses were $(1) million and $(28) million for the three months ended March 31, 2017 and 2016, respectively. Of total OTTI, credit losses of $(2) million and $(18) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in net realized investment gains (losses). In addition, unrealized gains (losses) from other changes in total OTTI of $1 million and $(10) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in other comprehensive income as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.